Principal Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥) Segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 01, 2019 CNY (¥)
Impairment of intangible assets	¥ 0
Selling expenses	6,465,000	¥ 129,000	¥ 0
Branding and marketing expenses	350,669,000	165,085,000	15,813,000
Capital lease obligations	0	0	0
Income tax expenses due to uncertain tax position	¥ 41,100,000	0	0
Minimum required percentage of annual after-tax profit, general reserve	10.00%
Required reserve, percentage of respective registered capital	50.00%
Dividends	¥ 0	¥ 0	¥ 0
Disclosure on geographic areas, long-lived assets	The Group does not have any other geography besides PRC that has above 10% of revenues or long-lived assets.
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
Minimum [Member]
Time deposit maturity	3 months
Intangible assets useful life	5 years
Maximum [Member]
Time deposit maturity	1 year
Intangible assets useful life	10 years
Accounting Standards Update 2016-02 [Member]
Operating lease, right of use asset				¥ 180,000,000
Operating lease, liability				¥ 195,000,000
China, Yuan Renminbi [Member]
Foreign currency translation exchange rate	6.8632	6.5342
China, Yuan Renminbi [Member] | The City of New York [Member]
Foreign currency translation exchange rate	6.8755